Note 41 Derivatives hedge accounting (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	€ 181	€ (812)	€ 1,361
Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	176	(795)	1,406
Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	5	(17)	(45)
Interest rate agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(21)	427	522
Securities agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	236	(402)	1,653
Credit derivative agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(123)	(56)	16
Foreign exchange agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(15)	(431)	(658)
Other agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	99	(332)	(127)
Fair value hedges ineffectivenes [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	8	(10)	(51)
Hedging derivative fair value ineffectiveness [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(512)	(114)	(229)
Hedged item fair value ineffectiveness [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	520	103	178
Cash flow hedges ineffectiveness [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	€ (3)	€ (7)	€ 6